Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets weighted average useful lives
Purchased software	4.5 years
MVNO license	10 years
Capitalized software development costs	3 years
Internal-use software	5 years

Schedule of doubtful accounts for accounts receivable and contract assets
	Year ended December 31,
	2019	2020
	$	$
Balance as of January 1	20,526	20,903
Provisions for doubtful accounts	552	1,329
Write offs	-	(8,937)
Changes due to foreign exchange	(175)	(412)
Balance as of December 31	20,903	12,883

Schedule of other receivables in prepaid expenses and other current assets
	Year ended December 31,
	2019	2020
	$	$
Balance as of January 1	570	12,871
Provisions for doubtful accounts	12,312	3,042
Write offs	-	(2,911)
Changes due to foreign exchange	(11)	990
Balance as of December 31	12,871	13,992

Schedule of future related to performance obligations
	2021	2022	2023
	(US$ in thousands)
Software development service	489	1,002	1,665
Hardware product sales	3,071	778	393